NOTES PAYABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance loans		$ 5,017,987	$ 18,226,062
Proceeds		1,082,231	492,336
Reclassification of Line of Credit			0
Payments		(1,597,894)	(12,541,343)
Conversion of debt			(1,190,000)
Recapitalized upon debt modification			(1,084,735)
Accretion of debt and debt discount			1,079,844
Foreign currency translation		92,660	35,823
Subtotal		4,606,227	5,017,987
Notes payable - long-term	$ (2,391,430)	(3,035,341)	(2,859,570)
Notes payable - short-term	1,540,776	1,570,886	2,158,417
Oher additions		317,880
Notes payable- short -term		1,570,886	2,158,417
Debt forgiveness		(306,637)	(306,637)
Trade Facility [Member]
Beginning balance loans	1,908,195	3,305,532	6,207,010
Proceeds	0	0	0
Reclassification of Line of Credit			0
Payments	(240,998)	(1,155,310)	(2,795,786)
Conversion of debt	0		0
Recapitalized upon debt modification	0		(221,060)
Accretion of debt and debt discount	0		216,182
Foreign currency translation	(60,548)	64,610	(100,814)
Subtotal	1,606,649	1,908,195	3,305,532
Notes payable - long-term	(1,124,655)	(1,327,440)	(1,604,700)
Oher additions		0
Notes payable- short -term	481,994	580,755	1,700,832
Debt forgiveness		(306,637)
COVID Loans
Beginning balance loans	186,884	207,377	641,291
Proceeds	0	0	0
Reclassification of Line of Credit	0		(407,174)
Payments	(7,145)	(27,027)	(10,029)
Conversion of debt	0		0
Recapitalized upon debt modification	0		0
Accretion of debt and debt discount	0		0
Foreign currency translation	(9,129)	6,534	(16,711)
Subtotal	170,610	186,884	207,377
Notes payable - long-term	(140,909)	(159,344)	(178,172)
Notes payable - short-term	29,701	27,540	29,205
Debt forgiveness		0
Loan Facility [Member]
Beginning balance loans	4,606,227	5,017,987	1,299,784
Proceeds	0	1,082,231	0
Reclassification of Line of Credit			0
Payments	(541,372)	(1,597,894)	(240,705)
Conversion of debt	0	(306,637)	(1,190,000)
Recapitalized upon debt modification	0	317,880	(81,923)
Accretion of debt and debt discount			81,910
Foreign currency translation	(132,649)	92,660	130,934
Subtotal	3,932,206	4,606,227	0
Notes payable - long-term	(2,391,430)	(3,036,552)	0
Notes payable - short-term	1,540,776	1,569,675	0
Third Party [Member]
Beginning balance loans	2,511,148	1,505,078	10,077,977
Proceeds	(293,229)	1,082,231	492,336
Reclassification of Line of Credit	407,174		407,174
Payments		(415,557)	(9,494,823)
Conversion of debt	0		0
Recapitalized upon debt modification	0		(781,752)
Accretion of debt and debt discount	0		781,752
Foreign currency translation	(62,972)	21,516	22,414
Subtotal	2,154,947	2,511,148	1,505,078
Notes payable - long-term	(1,125,866)	(1,549,768)	(1,076,698)
Notes payable - short-term	$ 1,029,081	961,380	$ 428,380
Oher additions		0
Debt forgiveness		$ 0